Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 7.3%
178,429		AGL Energy Ltd.	$ 1,742,240	0.5
39,656		ASX Ltd.	2,318,515	0.6
800,226		Aurizon Holdings Ltd.	2,461,794	0.6
611,294		AusNet Services	825,207	0.2
263,547		Australia & New Zealand Banking Group Ltd.	3,288,014	0.9
61,147		BHP Group Ltd.	1,579,648	0.4
175,310		Brambles Ltd.	1,331,137	0.3
57,147		Coca-Cola Amatil Ltd.	391,165	0.1
262,438		Fortescue Metals Group Ltd.	3,083,131	0.8
18,995		Macquarie Group Ltd.	1,646,569	0.4
972,894		Medibank Pvt Ltd.	1,755,489	0.5
71,158		Rio Tinto Ltd.	4,860,193	1 .3
90,255		Wesfarmers Ltd.	2,884,936	0.7
			28,168,038	7.3

		Belgium: 0.9%
23,912		Colruyt S.A.	1,551,817	0.4
18,365		UCB S.A.	2,085,793	0.5
			3,637,610	0.9

		China: 0.7%
1,004,000		BOC Hong Kong Holdings Ltd.	2,661,590	0.7

		Denmark: 4.0%
18,446		Carlsberg A/S	2,485,085	0.6
18,575		Coloplast A/S	2,943,934	0.8
21,339		DSV PANALPINA A/S	3,461,254	0.9
83,362		Novo Nordisk A/S	5,775,702	1 .5
10,357		Pandora A/S	747,131	0.2
			15,413,106	4.0

		Finland: 2.3%
32,123		Elisa OYJ	1,888,560	0.5
37,990		Kone Oyj	3,335,674	0.8
32,491		Orion Oyj	1,472,067	0.4
75,751		UPM-Kymmene OYJ	2,305,640	0.6
			9,001,941	2.3

		France: 7.5%
60,651		Bouygues SA	2,095,889	0.6
10,498		Cie Generale des Etablissements Michelin SCA	1,126,941	0.3
36,243		Danone	2,347,656	0.6
16,944		Dassault Systemes SE	3,161,466	0.8
26,032	(1)	Eiffage SA	2,124,606	0.6
169,534	(1)	Engie SA	2,265,584	0.6
2,431		Hermes International	2,093,718	0.5
18,229		Legrand S.A.	1,451,936	0.4
259,597		Orange SA	2,703,863	0.7
54,730		Sanofi	5,484,625	1.4
9,023		Schneider Electric SE	1,121,556	0.3
57,572	(1)	SCOR SE	1,602,926	0.4
26,448	(2)	Total SE	908,297	0.2
5,907		Vinci SA	493,571	0.1
			28,982,634	7.5

		Germany: 6.2%
2,239		Allianz SE	429,733	0.1
33,139		BASF SE	2,018,047	0.5
5,786		Beiersdorf AG	656,931	0.2
18,564		Deutsche Boerse AG	3,254,665	0.8
82,545		Deutsche Post AG	3,745,548	1.0
237,349		Deutsche Telekom AG	3,951,895	1.0
17,792		GEA Group AG	623,403	0.2
15,302		LEG Immobilien AG	2,181,143	0.6
6,996		Muenchener Rueckversicherungs-Gesellschaft AG	1,778,515	0.5
15,330		Siemens AG	1,936,023	0.5
7,665	(1)	Siemens Energy AG	206,698	0.0
16,786		Symrise AG	2,318,538	0.6
382,611		Telefonica Deutschland Holding AG	977,863	0.2
			24,079,002	6.2

		Hong Kong: 3.6%
77,700		ASM Pacific Technology Ltd.	795,427	0.2
166,500		CK Hutchison Holdings Ltd.	1,008,949	0.3
230,000		CK Infrastructure Holdings Ltd.	1,079,345	0.3
304,500		CLP Holdings Ltd.	2,843,194	0.7
916,000		HKT Trust / HKT Ltd.	1,215,813	0.3
25,600		Jardine Matheson Holdings Ltd.	1,017,641	0.3
252,400		Link REIT	2,068,263	0.5
364,500		MTR Corp.	1,808,980	0.5
139,212	(1)	Pacific Century Premium Developments Ltd.	36,710	0.0
982,000		PCCW Ltd.	587,455	0.1
302,500		Power Assets Holdings Ltd.	1,594,405	0.4
			14,056,182	3.6

		Ireland: 0.3%
36,062		CRH PLC	1,307,664	0.3

		Israel: 0.8%
340,322		Bank Leumi Le-Israel BM	1,498,222	0.4
165,899		ICL Group Ltd.	586,214	0.2
213,913		Israel Discount Bank Ltd.	577,073	0.1
21,787		Mizrahi Tefahot Bank Ltd.	386,454	0.1
			3,047,963	0.8

		Italy: 4.5%
208,584		Assicurazioni Generali S.p.A.	2,939,887	0.7
161,412		Enel S.p.A.	1,400,405	0.4
227,070		ENI S.p.A.	1,774,805	0.4
6,763		Ferrari NV	1,241,146	0.3
158,963	(1)	FinecoBank Banca Fineco SpA	2,189,525	0.6
1,691,642	(1)	Intesa Sanpaolo SpA	3,182,707	0.8
29,647		Recordati Industria Chimica e Farmaceutica SpA	1,518,677	0.4
511,172		Snam SpA	2,628,857	0.7

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
100,744		Terna Rete Elettrica Nazionale SpA	$ 704,890	0.2
			17,580,899	4.5

		Japan: 26.8%
13,700		ABC-Mart, Inc.	713,307	0.2
131,900		Ajinomoto Co., Inc.	2,703,296	0.7
132,200		Astellas Pharma, Inc.	1,970,652	0.5
36,600		Benesse Holdings, Inc.	942,044	0.2
28,400		Calbee, Inc.	935,438	0.2
136,800		Canon, Inc.	2,269,041	0.6
10,000		Daikin Industries Ltd.	1,847,743	0.5
14,800		Denso Corp.	648,710	0.2
44,700		Electric Power Development Co., Ltd.	689,464	0.2
25,600		Fuji Film Holdings Corp.	1,261,872	0.3
1,700		Hikari Tsushin, Inc.	405,601	0.1
43,500		Hitachi Ltd.	1,472,887	0.4
20,500		Hoya Corp.	2,314,785	0.6
133,000	(2)	Itochu Corp.	3,405,577	0.9
323,200		ENEOS Holdings, Inc.	1,153,135	0.3
42,100		Kamigumi Co., Ltd.	829,596	0.2
14,500		KDDI Corp.	364,698	0.1
61,900	(2)	Konami Holdings Corp.	2,677,700	0.7
26,700		Lawson, Inc.	1,273,126	0.3
131,000		LIXIL Group Corp.	2,647,811	0.7
32,300		McDonald's Holdings Co. Japan Ltd.	1,571,007	0.4
43,900		Medipal Holdings Corp.	880,296	0.2
31,300		MEIJI Holdings Co., Ltd.	2,390,874	0.6
211,600		Mitsubishi Chemical Holdings Corp.	1,221,436	0.3
117,000		Mitsubishi Corp.	2,800,438	0.7
81,300		Mitsubishi Heavy Industries Ltd.	1,800,040	0.5
23,100		Miura Co., Ltd.	1,133,032	0.3
55,700		MS&AD Insurance Group Holdings, Inc.	1,500,737	0.4
50,400		NEC Corp.	2,948,087	0.8
7,400		Nintendo Co., Ltd.	4,193,515	1.1
5,800		Nippon Shinyaku Co., Ltd.	477,537	0.1
91,600		Nippon Telegraph & Telephone Corp.	1,870,168	0.5
12,200		Nitori Co., Ltd.	2,530,913	0.7
120,000		NTT DoCoMo, Inc.	4,409,535	1.1
62,800		Olympus Corp.	1,305,973	0.3
11,700		Oracle Corp. Japan	1,263,329	0.3
117,200		Pan Pacific International Holdings Corp.	2,729,386	0.7
37,300		Santen Pharmaceutical Co., Ltd.	762,631	0.2
31,900		Secom Co., Ltd.	2,919,345	0.8
148,800	(2)	Seiko Epson Corp.	1,711,237	0.4
133,500		Sekisui House Ltd.	2,365,717	0.6
71,700		Seven & I Holdings Co., Ltd.	2,227,727	0.6
57,900		SG Holdings Co. Ltd.	3,012,749	0.8
43,100		Shionogi & Co., Ltd.	2,306,895	0.6
245,400	(2)	SoftBank Corp.	2,742,183	0.7
17,300		Sohgo Security Services Co., Ltd.	824,105	0.2
190,900	(2)	Sumitomo Corp.	2,301,203	0.6
101,100		Sumitomo Mitsui Financial Group, Inc.	2,826,838	0.7
33,100		Sundrug Co., Ltd.	1,247,703	0.3
17,900		Suzuken Co., Ltd.	682,779	0.2
79,100		Teijin Ltd.	1,226,714	0.3
22,400		Toyo Suisan Kaisha Ltd.	1,182,859	0.3
43,600		Trend Micro, Inc.	2,656,927	0.7
16,000		Tsuruha Holdings, Inc.	2,268,273	0.6
59,200		Welcia Holdings Co. Ltd.	2,596,122	0.7
102,000		Yamada Denki Co., Ltd.	508,667	0.1
68,900		Yamato Holdings Co., Ltd.	1,814,994	0.5
			103,738,454	26.8

		Netherlands: 4.3%
73,341		Koninklijke Ahold Delhaize NV	2,167,821	0.6
18,424		Koninklijke DSM NV	3,033,190	0.8
216,853		Koninklijke KPN NV	508,809	0.1
19,060	(1)	Koninklijke Philips NV	900,002	0.2
41,466	(1)	Randstad NV	2,162,277	0.6
80,286		Unilever NV	4,875,586	1.2
36,785		Wolters Kluwer NV	3,137,869	0.8
			16,785,554	4.3

		New Zealand: 0.4%
17,543		Fisher & Paykel Healthcare Corp. Ltd.	387,184	0.1
387,155		Spark New Zealand Ltd.	1,208,042	0.3
			1,595,226	0.4

		Norway: 0.4%
146,990		Orkla ASA	1,483,493	0.4

		Singapore: 0.9%
294,200		Singapore Exchange Ltd.	1,984,281	0.5
953,400		Singapore Telecommunications Ltd.	1,492,140	0.4
			3,476,421	0.9

		Spain: 2.5%
73,303		Enagas	1,691,340	0.4
101,436		Endesa S.A.	2,713,226	0.7
102,413		Ferrovial SA - FERE	2,487,669	0.6
426,916		Mapfre SA	669,776	0.2
100,769		Red Electrica Corp. SA	1,889,970	0.5
55,526		Repsol SA	375,114	0.1
			9,827,095	2.5

		Sweden: 1.5%
52,725	(1)	Essity AB	1,780,063	0.4
19,086		Swedish Match AB	1,560,600	0.4
235,306	(2)	Telefonaktiebolaget LM Ericsson	2,575,010	0.7
			5,915,673	1.5

		Switzerland: 10.8%
2,274		EMS-Chemie Holding AG	2,043,110	0.5
58,235		LafargeHolcim Ltd.-CHF	2,650,832	0.7
37,477		Logitech International SA	2,903,048	0.7
103,040		Nestle SA	12,263,001	3.2
74,200		Novartis AG	6,442,364	1.7
26,078		Roche Holding AG	8,932,773	2.3

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
10,753	Schindler Holding AG - Part Cert	$ 2,935,357	0.8
10,249	Zurich Insurance Group AG	3,573,983	0.9
		41,744,468	10.8

	United Kingdom: 12.1%
212,287	3i Group PLC	2,726,060	0.7
69,902	Admiral Group Plc	2,357,475	0.6
17,087	Anglo American PLC	413,398	0.1
837,825	BP PLC	2,422,985	0.6
41,842	British American Tobacco PLC	1,500,935	0.4
31,079	Croda International PLC	2,507,023	0.7
458,306	Direct Line Insurance Group PLC	1,598,446	0.4
301,466	Evraz PLC	1,342,401	0.3
256,506	GlaxoSmithKline PLC	4,808,870	1.2
58,736	Hikma Pharmaceuticals PLC	1,968,681	0.5
144,338	Imperial Brands PLC	2,549,527	0.7
314,779	J Sainsbury Plc	775,031	0.2
26,859	London Stock Exchange Group PLC	3,081,195	0.8
71,186	Persimmon PLC	2,268,595	0.6
28,034	Reckitt Benckiser Group PLC	2,733,477	0.7
155,725	Relx PLC (GBP Exchange)	3,466,154	0.9
1,339,777	(1) Natwest Group PLC	1,834,766	0.5
291,772	Sage Group PLC/The	2,711,503	0.7
142,196	Smith & Nephew PLC	2,785,539	0.7
38,121	United Utilities Group PLC	421,101	0.1
451,087	Vodafone Group PLC	597,887	0.2
840,375	WM Morrison Supermarkets PLC	1,844,579	0.5
		46,715,628	12.1

	Total Common Stock
	(Cost $359,956,879)	379,218,641	97.8

EXCHANGE-TRADED FUNDS: 1.2%
70,374	iShares MSCI EAFE ETF	4,479,305	1.2

	Total Exchange-Traded Funds
	(Cost $4,578,841)	4,479,305	1.2

PREFERRED STOCK: 0.1%
	Germany: 0.1%
5,387	Henkel AG & Co. KGaA	563,411	0.1

	Total Preferred Stock
	(Cost $423,537)	563,411	0.1

	Total Long-Term Investments
	(Cost $364,959,257)	384,261,357	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements: 3.3%
1,411,787	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,411,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,440,023, due 10/25/20-06/20/69)	$ 1,411,787	0.3
1,757,787	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,757,793, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,792,950, due 10/08/20-08/15/50)	1,757,787	0.4
2,964,520	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,964,526, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $3,023,811, due 11/27/20-11/01/59)	2,964,520	0.8
2,964,520	(3)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,964,526, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $3,023,810, due 08/01/35-09/01/50)	2,964,520	0.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,964,520	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,964,526, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,023,810, due 10/27/20-07/15/61)	$ 2,964,520	0.8
673,745	(3) TD Securities (USA) LLC, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $673,746, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $687,220, due 03/01/50-09/01/50)	673,745	0.2

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $12,736,879)	12,736,879	3.3

	Total Investments in Securities (Cost $377,696,136)	$ 396,998,236	102.4
	Liabilities in Excess of Other Assets	(9,327,258)	(2.4)
	Net Assets	$387,670,978	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Industrials	17.5%
Consumer Staples	15.0
Health Care	14.5
Financials	13.3
Materials	8.4
Communication Services	8.1
Information Technology	6.6
Consumer Discretionary	5.9
Utilities	5.8
Energy	1.7
Exchange-Traded Funds	1.2
Real Estate	1.1
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$28,168,038	$–	$28,168,038
Belgium	–	3,637,610	–	3,637,610
China	–	2,661,590	–	2,661,590
Denmark	–	15,413,106	–	15,413,106
Finland	–	9,001,941	–	9,001,941
France	–	28,982,634	–	28,982,634
Germany	206,698	23,872,304	–	24,079,002
Hong Kong	–	14,056,182	–	14,056,182
Ireland	–	1,307,664	–	1,307,664
Israel	–	3,047,963	–	3,047,963
Italy	–	17,580,899	–	17,580,899
Japan	2,596,122	101,142,332	–	103,738,454
Netherlands	–	16,785,554	–	16,785,554
New Zealand	–	1,595,226	–	1,595,226
Norway	–	1,483,493	–	1,483,493
Singapore	–	3,476,421	–	3,476,421
Spain	–	9,827,095	–	9,827,095
Sweden	–	5,915,673	–	5,915,673
Switzerland	–	41,744,468	–	41,744,468
United Kingdom	–	46,715,628	–	46,715,628
Total Common Stock	2,802,820	376,415,821	–	379,218,641
Exchange-Traded Funds	4,479,305	–	–	4,479,305
Preferred Stock	–	563,411	–	563,411
Short-Term Investments	–	12,736,879	–	12,736,879
Total Investments, at fair value	$7,282,125	$389,716,111	$–	$396,998,236
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(42)	$–	$(42)
Total Liabilities	$–	$(42)	$–	$(42)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 50,051	HKD 388,220	The Bank of New York Mellon	10/05/20	$(42)
				$(42)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $379,845,229.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 44,653,368
Gross Unrealized Depreciation	(27,230,591)
Net Unrealized Appreciation	$17,422,777